Note 12 - Long-Term Debt and Convertible Debentures	12 Months Ended
Dec. 31, 2013
Disclosure Text Block [Abstract]
Long-term Debt [Text Block]
12.	Long-term debt and convertible debentures

	December 31, 2013	December 31, 2012

Revolving credit facility	$148,647	$230,740
3.84% Notes	150,000	-
6.40% Notes	25,000	37,500
5.44% Notes	40,000	60,000
Unamortized gain on settlement of interest rate swaps	107	229
Adjustments to long term debt resulting from interest rate swaps	(5,196)	358
Capital leases maturing at various dates through 2017	2,555	2,815
Other long-term debt maturing at various dates up to 2017	11,681	5,563
	372,794	337,205
Less: current portion	44,785	39,038
Long-term debt - non-current	$328,009	$298,167
Convertible Debentures	-	77,000
	$328,009	$375,167

On March 1, 2012, the Company entered into an amended and restated credit agreement with a syndicate of banks to provide a $350,000 committed revolving credit facility including an uncommitted accordion provision allowing for an additional $100,000 of borrowing capacity under the same terms.  The revolving credit facility has a five-year term ending March 1, 2017 and bears interest at 1.25% to 3.00% over floating reference rates, depending on certain leverage ratios determined quarterly.  The weighted average interest rate for 2013 was 2.0% (2012 - 2.2%).  The revolving credit facility had $166,349 of available un-drawn credit as at December 31, 2013 ($81,247 was un-drawn at December 31, 2012).  As of December 31, 2013, letters of credit in the amount of $7,770 were outstanding ($10,513 as at December 31, 2012).  The revolving credit facility requires a commitment fee of 0.25% to 0.60% of the unused portion, depending on certain leverage ratios.

On January 16, 2013, the Company completed a private placement for $150,000 of senior secured notes with a fixed interest rate of 3.84% (the “3.84% Notes”).  The 3.84% Notes were placed directly with two US based institutional investors.  The 3.84% Notes have a twelve year term extending to January 16, 2025 with five annual principal repayments beginning on January 16, 2021.

The Company has outstanding $25,000 of 6.40% fixed-rate senior secured notes (the “6.40% Notes”).  The 6.40% Notes have a final maturity of September 30, 2015 with four equal annual principal repayments which began on September 30, 2012.  The Company also has outstanding $40,000 of 5.44% fixed-rate senior secured notes (the “5.44% Notes”).  The 5.44% Notes have a final maturity of April 1, 2015 with five equal annual principal repayments which began on April 1, 2011.

The Company has indemnified the holders of the 3.84% Notes, the 6.40% Notes and the 5.44% Notes (collectively, the “Notes”) from all withholding tax that is or may become applicable to any payments made by the Company on the Notes.  The Company believes this exposure is not material as of December 31, 2013.

The revolving credit facility and the Notes rank equally in terms of seniority.  The Company has granted these lenders collateral including the following: an interest in all of the assets of the Company including the Company’s shares of its subsidiaries; an assignment of material contracts; and an assignment of the Company’s “call” rights with respect to shares of the subsidiaries held by non-controlling interests.

The covenants of the revolving credit facility and the Notes agreements require the Company to maintain certain ratios including leverage, interest coverage and net worth.  The Company is prohibited from undertaking certain mergers, acquisitions and dispositions without prior approval.

On September 24, 2013, the Company completed the redemption of its then outstanding $76,992 in principal amount of 6.50% Convertible Unsecured Subordinate Debentures (“Convertible Debentures”) in accordance with the redemption rights attached to the Convertible Debentures.  Prior to the redemption date, the Company received conversion requests that resulted in the issuance of 2,744,886 Subordinate Voting Shares based on a conversion price of $28.00 per share or 35.7143 shares for every $1 of principal amount of Convertible Debentures.  The balance of the Convertible Debentures were redeemed for cash of $143.

The effective interest rate on the Company’s long-term debt and Convertible Debentures for the year ended December 31, 2013 was 4.5% (2012 - 5.1%).  The estimated aggregate amount of principal repayments on long-term debt required in each of the next five years ending December 31 and thereafter to meet the retirement provisions are as follows:

2014	$44,785
2015	34,230
2016	346
2017	148,736
2018 and thereafter	144,697